Document and Entity Information	12 Months Ended
Sep. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	American BriVision (Holding) Corp
Entity Central Index Key	0001173313
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a) may determine.
Document Type	S-1
Document Period End Date	Sep. 30, 2016
Entity Filer Category	Smaller Reporting Company